Environmental Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Environmental Rehabilitation Provision [Abstract]
Schedule of Environmental Rehabilitation Provision
Details of the Environmental Rehabilitation Provision are as follows:

	Year ended December 31,
	2019	2018
Environmental Rehabilitation Provision – beginning of period	$61,107	$65,402
Change in estimate	(9,912)	(3,478)
Liabilities discharged	(742)	(2,613)
Accretion expense	2,072	1,796
Environmental Rehabilitation Provision – end of period	52,525	61,107
Less current portion	(1,276)	(1,693)
Non-current portion	$51,249	$59,414